Goodwill and Other Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, accumulated amortization	$ (650.3)	$ (478.4)
Gross Value	1,778.5	1,784.4
Accumulated Amortization	(650.3)	(478.4)
Net Value	1,128.2	1,306.0
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1,199.7	1,211.5
Finite-lived intangible assets, accumulated amortization	(637.1)	(468.0)
Finite-lived intangible assets, net value	562.6	743.5
Accumulated Amortization	(637.1)	(468.0)
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	32.8	26.9
Finite-lived intangible assets, accumulated amortization	(13.2)	(10.4)
Finite-lived intangible assets, net value	19.6	16.5
Accumulated Amortization	$ (13.2)	$ (10.4)
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	1 year	1 year
Minimum | Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	2 years	2 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	15 years	15 years
Maximum | Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	13 years	13 years
C&W trade name
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 546.0	$ 546.0